Operating expenses (Tables)	12 Months Ended
Jun. 30, 2022
Operating expenses
Schedule of operating expenses

	2022	2021	2020
	£’000	£’000	£’000
Employee benefit expenses (Note 7)	(384,141)	(322,600)	(284,029)
Short-term and low value leases	(621)	(514)	(590)
Auditors’ remuneration: audit of parent company and consolidated financial statements	(485)	(30)	(30)
Auditors’ remuneration: audit of the Company’s subsidiaries	(135)	(646)	(636)
Auditors’ remuneration: audit-related services	(14)	(14)	(13)
Auditors’ remuneration: other audit services	(80)	(105)	—
Auditors’ remuneration: tax compliance and tax advice services	(13)	(35)	(446)
Foreign exchange (losses)/gains on operating activities	(50)	(874)	816
Depreciation - property, plant and equipment (Note 13)	(12,285)	(12,987)	(12,735)
Depreciation – right-of-use assets (Note 14)	(1,749)	(1,698)	(1,656)
Depreciation - investment properties (Note 15)	(280)	(274)	(365)
Impairment - investment properties (Note 15)	—	—	(3,787)
Amortization – intangible assets (Note 16)	(151,462)	(124,398)	(126,756)
Sponsorship, other commercial and broadcasting costs	(17,174)	(10,861)	(20,097)
External Matchday costs	(24,372)	(9,022)	(19,196)
Property costs	(26,699)	(16,454)	(19,028)
Other operating expenses (individually less than £10,000,000)	(48,268)	(37,912)	(33,656)
Exceptional items (Note 6)	(24,692)	—	—
	(692,520)	(538,424)	(522,204)